NET LOSS PER ORDINARY SHARE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss attributable to the Company, basic and diluted share	$ (28,073)	$ (6,000)
Weighted average ordinary shares used in computing basic and dilutive net loss per share	130,087,549	110,000,000
Net loss per ordinary share, basic and dilutive	$ (0.00)	$ (0.00)